Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Summary of Short-term Investments
Short-term Investments consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Held-to-maturity investments	195,878	1,360,304
Available-for-sale investments	997,282	609,058

Total	1,193,160	1,969,362